Cash and Cash Equivalents - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 202,591	¥ 185,064
Changes from financing cash flows:
Proceeds from bank borrowings	76,910	71,841	¥ 33,985
Proceeds from issuance of ultra-short-term financing bills	82,500	48,300
Proceeds from corporate bonds	9,000	25,000
Repayment of bank borrowings	(70,437)	(52,601)	(50,374)
Repayment of ultra-short-term financing bills	(68,900)	(59,800)
Repayment of corporate bonds	(3,749)	(2,655)
Capital element of lease rentals paid	(21,613)	(20,670)
Total changes from financing cash flows	3,711	9,415
Exchange adjustments	(1,474)	(3,213)
Changes in fair value	236	(129)
Increase in lease liabilities from entering into new leases during the year	4,623	11,335
Conversion of convertible bonds to ordinary shares	(10,456)
Amortization amount of convertible bonds	456	119
Accrued interest expense	571
Total other changes	(4,806)	11,454
Ending Balance	200,258	202,591	185,064
Bank loans and other borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	78,233	51,180
Changes from financing cash flows:
Proceeds from bank borrowings	76,910	71,841
Proceeds from issuance of ultra-short-term financing bills	82,500	48,300
Proceeds from corporate bonds	9,000	25,000
Repayment of bank borrowings	(70,437)	(52,601)
Repayment of ultra-short-term financing bills	(68,900)	(59,800)
Repayment of corporate bonds	(3,749)	(2,655)
Capital element of lease rentals paid	0
Total changes from financing cash flows	25,324	30,085
Exchange adjustments	0	142
Changes in fair value	0
Increase in lease liabilities from entering into new leases during the year	0
Amount initially recognized as the derivative component of convertible bonds		(3,293)
Conversion of convertible bonds to ordinary shares	(8,317)
Amortization amount of convertible bonds	456	119
Accrued interest expense	571
Total other changes	(7,290)	(3,174)
Ending Balance	96,267	78,233	51,180
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	121,213	134,074
Changes from financing cash flows:
Proceeds from bank borrowings	0
Proceeds from issuance of ultra-short-term financing bills	0
Proceeds from corporate bonds	0
Repayment of bank borrowings	0
Repayment of ultra-short-term financing bills	0
Repayment of corporate bonds	0
Capital element of lease rentals paid	(21,613)	(20,670)
Total changes from financing cash flows	(21,613)	(20,670)
Exchange adjustments	(1,474)	(3,526)
Changes in fair value	0
Increase in lease liabilities from entering into new leases during the year	4,623	11,335
Amortization amount of convertible bonds	0
Total other changes	4,623	11,335
Ending Balance	102,749	121,213	134,074
Cross currency swaps (assets)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0	(187)
Changes from financing cash flows:
Exchange adjustments		171
Changes in fair value		16
Ending Balance		0	(187)
Interest rate swaps [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	53
Changes from financing cash flows:
Proceeds from bank borrowings	0
Proceeds from issuance of ultra-short-term financing bills	0
Proceeds from corporate bonds	0
Repayment of bank borrowings	0
Repayment of ultra-short-term financing bills	0
Repayment of corporate bonds	0
Capital element of lease rentals paid	0
Total changes from financing cash flows	0
Exchange adjustments	0
Changes in fair value	(33)
Increase in lease liabilities from entering into new leases during the year	0
Amortization amount of convertible bonds	0
Total other changes	0
Ending Balance	20	53
Derivative component of convertible bonds [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	3,092
Changes from financing cash flows:
Changes in fair value	269	(201)
Amount initially recognized as the derivative component of convertible bonds		3,293
Conversion of convertible bonds to ordinary shares	(2,139)
Amortization amount of convertible bonds	0
Total other changes	(2,139)	3,293
Ending Balance	1,222	3,092
Interest rate swaps (assets) [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 53	(3)
Changes from financing cash flows:
Changes in fair value		56
Ending Balance		¥ 53	¥ (3)